Derivatives - Additional Information (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Derivative [Line Items]
Minimum required liquidity under certain counterparty agreements	$ 1,000,000,000
Minimum liquidity for the period as defined by certain counterparty agreements	1,000,000,000
Gross amounts of derivative assets, elected to offset	2,200,000,000	$ 452,000,000
Gross amounts of derivative liabilities, elected to offset	$ 1,400,000,000	$ 1,800,000,000
Senior Unsecured Obligations
Derivative [Line Items]
Debt instrument credit rating	AAA